Note 7 - Deposits - Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Demand deposits	$ 284,611	$ 254,157
Savings accounts	140,270	136,645
Negotiable order of withdrawal accounts	558,745	503,435
Money market demand accounts	801,986	727,654
Certificates of deposit $250,000 or greater	131,899	134,506
Other certificates of deposit	425,222	402,690
Individual retirement accounts $250,000 or greater	10,646	8,525
Other individual retirement accounts	64,226	68,043
	$ 2,417,605	$ 2,235,655